Unaudited Interim Condensed Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Share Capital	Adjustments arising from translating financial operation	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 48,935	$ 210	$ (28,791)	$ 20,354
Balance (in Shares) at Dec. 31, 2021	10,091,706
Changes during the period:
Net loss			(3,473)	(3,473)
Other comprehensive loss		(2,235)		(2,235)
Total comprehensive loss		(2,235)	(3,473)	(5,708)
Share based compensation to exercise
Share based compensation to exercise (in Shares)	2,721
RSUs vesting
RSUs vesting (in Shares)	749,242
Share-based compensation	$ 3,107			3,107
Balance at Jun. 30, 2022	$ 52,042	(2,025)	(32,264)	17,753
Balance (in Shares) at Jun. 30, 2022	10,843,669
Balance at Dec. 31, 2022	$ 53,814	(1,928)	(39,064)	12,822
Balance (in Shares) at Dec. 31, 2022	11,338,940
Changes during the period:
Net loss			(5,855)	(5,855)
Other comprehensive loss		(432)		(432)
Total comprehensive loss		(432)	(5,855)	(6,287)
RSUs vesting
RSUs vesting (in Shares)	654,359
Share-based compensation	$ 1,017			1,017
Balance at Jun. 30, 2023	$ 54,831	$ (2,360)	$ (44,919)	$ 7,552
Balance (in Shares) at Jun. 30, 2023	11,993,299